Notes Payable - Related Party	3 Months Ended
Mar. 31, 2014
Notes Payable - Related Party [Abstract]
NOTES PAYABLE - RELATED PARTY

NOTE 5 — NOTES PAYABLE – RELATED PARTY

Notes payable to related parties consists of the following as of March 31, 2014 and December 31, 2013:

	March 31, 2014	Dec. 31, 2013
5% Note Payable Paseco ApS	$888,880	$-
Non-Interest Bearing Loan Payable Sunrise Financial Group Inc.	38,235	-
Note Payable ML Group	21,520	21,557
6% Promissory Note payable to NLBDIT 2010 Enterprises, LLC	41,945	-
5% Note Payable - Sune Olsen Holding ApS	526,689	521,390
5% Note Payable - Sune Olsen	187,932	185,054
Total Notes Payable – Related Party	1,705,201	728,001
Less Current Maturities	(1,705,201)	(728,001)
Note Payables – Related Party Long Term	$-	$-

The following represents the future maturities of long-term debt as of March 31, 2014:

Year ending December 31,
2014	-
2015
2016	-
2017	-
2018	-
Thereafter	-
-

On February 15, 2014 and March 18, 2014, the Company received DKK 2,500,000 ($461,084) and DKK 2,300,000 ($424,198) loans, respectively, from Paseco ApS, an entity owned by a shareholder of DanDrit Biotech USA, Inc.  The loans are payable 14 days after the completion of the contemplated public offering in DanDrit Biotech USA, Inc. or February 1, 2015, and accrue interest at 5% per annum. On April 29, 2014, DanDrit Denmark and Paseco entered into an amendment whereby the terms of the 2014 loans are payable on February 1, 2015 and can be extended at the Company’s option for an additional year with an increase in the interest rate to 7.00%. .  As of March 31, 2014, the outstanding balance on the loan including accrued interest is $880,880. During the three months ended March 31, 2014 the Company record related party interest on the note of DKK 19,507 ($3,598).

DanDrit Biotech A/S has received an unsecured loan facility from Sune Olsen Holding ApS, an entity owned by a shareholder, with a goal of ensuring financing until new equity has been brought in. Under the loan facility DanDrit has received the following amounts: On November 11, 2013 DKK 1,500,000 ($269,620), on November 20, 2013 DKK 405,000 ($55,459), and on December 2, 2013 DKK 900,000 ($163,482). The loans are due May 1, 2014 and accrue interest at 5% per year DKK50,706 ($9,532) at March 31, 2014.  During March 2014, the Company extended maturity date of the loans with Sune Olsen Holdings ApS from May 1, 2014 to 14 days after the completion of the contemplated stock offering of DanDrit Biotech USA, Inc. or February 1, 2015.

DanDrit Denmark has received an unsecured loan from Sune Olsen, a shareholder of the Company, with a goal of ensuring financing until new equity has been brought in. The loan in the amount of DKK 1,000,000 ($184,873) was issued on December 20, 2013. The loan is due May 1, 2014 and accrues interest of 5% per year DKK18,966 ($3498) at March 31, 2014. During March 2014, the Company extended maturity date of the DKK 1,000,000 loans with Sune Olsen from May 1, 2014 to 14 days after the completion of the contemplated stock offering of DanDrit Biotech USA, Inc. or February 1, 2015.

During March 2014, the Company received a 2,000,000 DKK letter of support from Paseco ApS an entity owned by a shareholder of the DanDrit Biotech USA, Inc. to ensure continued operations until February 1, 2015.The Company has an option to extend the loan for one year by giving notice to Paseco by December 31, 2014 whereby the interest rate would increase to 7.00% per annum.

During 2012, DKTI A/S, a shareholder of the Company, which is controlled by officers and directors of the Company agreed to loan the Company up to DKK 5,000,000 (approximately $880,000) accruing interest at 6%.  The loan is secured by all the Company’s intellectual property rights, including its patents and its patent applications credit facility.  During the year ended December 31, 2012 the Company borrowed DKK 4,431,862 ($783,139) plus DKK 71,563 ($12,646) in interest.  During the year ended December 31, 2013, the Company borrowed an additional DKK 310,000 (approximately $55,000) on the loan and accrued interest of DKK 230,377 (approximately $42,000). The notes with related accrued interest were converted into 96,288 common shares of DanDrit Denmark on December 16, 2013 which were exchanged for 144,321 shares of common stock of the Parent upon the closing of the Share Exchange.

During the years ended December 31, 2013, 2012 and 2011 Sune Olsen Holding ApS,  loaned the Company DKK 1,267,724 ($232,841), DKK 338,719 ($59,854) and DKK 143,750 ($25,019), respectively.  The Company added the accrued interest at 6% and the Company recorded interest expense of DKK 86,047 ($15,804), DKK 20,469 ($3,617) and DKK 2,689 ($468) during the years end December 31, 2013, 2012 and 2011 respectively.  The loans are payable upon three month written notice of the shareholder.  On December 16, 2013, the notes with related accrued interest were converted into 35,106 shares of DanDrit Denmark which were exchanged for 52,618 shares of common stock of the Parent upon the closing of the Share Exchange.

On June 20, 2013, Sune Olsen Holding APS, an entity owned by a shareholder of the Company paid DKK 1,500,000, ($265,000) in accrued legal fees owed by the Company in exchange for a DKK1,500,000 ($265,000) 5% note payable to Sune Olsen Holding APS. On December 16, 2013, the note with related accrued interest of DKK 20,959 ($3,804) was converted into 29,036 shares of DanDrit Denmark common stock. Such shares of common stock were exchanged for 31,414shares of common stock of the Parent upon the closing of the Share Exchange.

On April 14, 2013, Sune Olsen Holding APS, an entity owned  by a shareholder of the Company assumed DKK 4,375,932 (approximately$773,000) in  liabilities owed by the company for past due rent from a vendor in exchange for a note payable. The note accrued interest at 5% and is payable on demand. On December 31, 2013, the note with related interest of DKK139,670 ($25,349) were converted into 86,204 shares of DanDrit Biotech A/S.  Such shares of common stock were exchanged for 129,206 shares of common stock of the Parent upon the closing of the Share Exchange.

On July 26, 2013 and August 15, 2013, Sune Olsen Holding APS,  an entity owned  by a shareholder of the Company, loaned the Company an additional DKK 1,000,000 ($177,239) and DKK 750,000 ($133,343), respectively.  The notes accrue interest at 5% and are payable upon three month written notice of the shareholder. The notes with related accrued interest of DKK 15,575 ($2,827) were converted into 33,705 shares of DanDrit Biotech A/S common stock on December 16, 2013. Such shares of common stock were exchanged for 50,518 shares of common stock of the Parent upon the closing of the Share Exchange.

On April 30, 2013 Stratega ApS, a shareholder of the Company, loaned the Company DKK 1,000,000 ($175,359). The note accrues interest at 1% per month and is payable on September 1, 2013.  As of September 1, 2013 the loan was outstanding, and thereby incurred a penalty of DKK 50,000 ($8,863). The outstanding loan accrued interest at 2.5% per month beginning September 2, 2013. DKTI Invest AS has secured the loan by pledging 25,000 common shares of DKTI Invest AS. DKTI Invest AS pledged the collateral on behalf of the Company, and the Company granted DKTI Invest AS worldwide use of the Company’s DDM master cell bank (“Use Agreement”) more specifically of the Company’s working cell bank DDM 1-7203-01, manufactured in 2008, for research, manufacturing and commercial purposes. The note was repaid in November 2013, the security was released and the Use Agreement cancelled.

As of March 31, 2014, the outstanding balance of $38,235 for professional fees paid by a shareholder and amounts advanced to the Parent are reported as loan payable - related party. The $38,235 loans payable were acquired in the reverse acquisition. The amounts are unsecured, non-interest bearing and have no stipulated repayment terms.

A 6% Promissory Note payable (the “Note”) to NLBDIT 2010 Enterprises, LLC, an entitycontrolled by a shareholder of the Company, was acquired by the Company in the reverse acquisition,  payable on February 12, 2014 upon the completion date of a the merger between the Dandrit Biotech USA, Inc. and Dandrit Biotech A/S.  As of March 31, 2014, the outstanding balance on the Note, including accrued interest, was $41,946. During the three months ended March 31, 2014 the Company record related party interest on the Note of $927.